Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 10,272	$ 7,191	$ 4,069
Prepayments	2,069	2,208	681
VAT receivable	1,973	1,274	248
Other assets	0	717	0
Grant income receivable	661	678	279
Other receivable	436	121	135
Total prepaid expenses and other current assets	$ 15,411	$ 12,189	$ 5,412